Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Cumulative Effect of The Changes Made To The Consolidated Balance
The table below sets forth the cumulative effect of the changes made to the consolidated balance sheet as of January 1, 2020 due to the adoption of ASC Topic 326.

	December 31, 2019	CECL adoption impact	January 1, 2020
Assets
Quality assurance receivable	3,649,642	(34,998)	3,614,644
Loans receivable	4,808,252	(303,291)	4,504,961
Accounts receivable	882,305	(142,077)	740,228

Decrease in assets		(480,366)

Liabilities
Quality assurance payable	4,776,153	690,122	5,466,275	*

Increase in liabilities		690,122

Retained earnings
Pre-tax decrease in retained earnings		(1,170,488)
Tax effects		287,524

Net decrease in retained earnings		(882,964)

*	Upon adoption of ASC 326, quality assurance payable was separated into deferred guarantee income of RMB1,873,254 and expected credit losses for quality assurance commitment of RMB3,593,021.

Schedule of Investments
The following table sets forth the investments the Group holds as of December 31, 2019 and 2020
,
respectively.

	As of December 31,
	2019	2020
Equity method investments	96,622	129,622
Non-marketable equity investments	856,211	820,893

	952,833	950,515

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table sets forth the Group’s assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy:

December 31, 2019

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—wealth management products	—	114,560	—	114,560

December 31, 2020

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair value
	RMB	RMB	RMB	RMB
Assets
Short-term investments
—wealth management products	—	1,970,958	—	1,970,958

Summary of Equity Securities without Readily Determinable Fair Value	The following table sets forth the unrealized gains and losses from remeasurement (referred to as upward or downward adjustments) recorded as adjustments to the carrying value of non-marketable
equity investments held as of December 31, 2018, 2019 and 2020 based on the observable price in an orderly transaction for the same or similar security of the same issuers:

	For the years ended December 31,
	2018	2019	2020
Upward adjustments	170	3,149	—
Downward adjustments (including impairment)	—	—	(36,600)

Total unrealized gain (loss es )	170	3,149	(36,600)

The following table sets forth the total carrying value of the Group’s non-marketable equity investments at fair value on a non-recurring basis held as of December 31, 2018, 2019 and 2020 including cumulative unrealized upward and downward adjustments made to the initial cost basis of the securities:

	As of December 31,
	2019	2020
Initial cost basis	852,892	854,174
Upward adjustments	3,319	3,319
Downward adjustments (including impairment)	—	(36,600)

Total carrying value at the end of the period	856,211	820,893

Schedule of Interest Income, Interest Expense and Loan Provision Losses Related to Loans
The net interest income recorded in the consolidated statement of comprehensive income related to the loans originated by the Group recorded for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Interest income	316,193	1,342,289	1,341,657
Less: Interest expense	(60,085)	(235,620)	(228,320)

Net interest income	256,108	1,106,669	1,113,337

Schedule of Estimated Useful Life and Residual Value of Property and Equipment, Net	The following table sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	3- 5 years	5%
Computer and electronic equipment	3- 5 years	5%
Leasehold improvements	shorter of remaining lease period or estimated useful life	Nil
Software	1- 5 years	Nil

Schedule of Guarantee and Quality Assurance Fund Obligations Movement Activities
The following table sets forth the Group’s quality assurance obligations movement activities for the years ended December 31, 2018 and 2019:

	For the years ended December 31,
	2018	2019
Opening balance	2,062,844	3,819,379
Fair value of newly written guarantee and quality assurance obligation	5,313,489	6,156,826
Release of guarantee and quality assurance payable upon repayment	(4,049,457)	(6,718,809)
Contingent liability	3,380,930	6,409,884
Payouts during the year	(7,889,277)	(12,299,134)
Recoveries during the year	5,000,850	7,408,007

Ending balance	3,819,379	4,776,153

Schedule of Revenue Initial Application Period Cumulative Effect Transition
The following table sets forth the impact to the consolidated statement of comprehensive income for the year ended December 31, 2018 as a result of adoption of ASC Topic 606.

	For the years ended December 31, 2018
	As reported	Amounts without adoption of ASC Topic 606	Effect of change
Loan facilitation service fees	2,919,234	2,141,565	777,669
Post-facilitation service fees	922,797	773,116	149,681
Other Revenue	376,915	793,188	(416,273)

	4,218,946	3,707,869	511,077

Disaggregation of Revenue
The following table sets forth the Group’s operating revenue from different service type
s
:

	For the years ended December 31,
	2018		2019		2020
	With quality assurance protection	Without quality assurance protection	With quality assurance protection	Without quality assurance protection	With quality assurance protection	Without quality assurance protection
Loan facilitation service fees	2,404,178	515,056	2,984,063	326,812	1,908,851	—
Post-facilitation service fees	678,518	244,279	1,096,660	103,713	672,981	—
Other revenue
-investment management fee	208,471	—	109,423	—	31,767	—
-borrowers referral fee	—	96,167	—	130,677	—	290,337
-others	54,734	17,543	37,949	66,791	95,286	64,496
Changes in expected discretionary payment to investor reserve fund investors	—	68,619	—	—	—	—

	3,345,901	941,664	4,228,095	627,993	2,708,885	354,833

Schedule Of Movement Of Deferred Guarantee Income

Deferred guarantee income:	For the year ended December 31,
2020
Opening balance upon adoption of ASC Topic 326 (Note 2(b))	1,873,254
Newly written guarantee and quality assurance obligation	2,838,707
Release of guarantee and quality assurance payable upon repayment	(3,386,032)
Termination of P2P guarantee and quality assurance obligation*	(66,533)

Ending balance	1,259,396

Schedule Of Expected Credit Losses For Quality Assurance Commitment

Expected credit losses for quality assurance commitment:	For the year ended December 31,
2020
Opening balance upon adoption of ASC Topic 326 (Note 2(b))	3,593,021
Provision for credit losses of guarantee contracts	2,057,558
Payouts during the year	(8,297,516)
Recoveries during the year	5,199,893
Termination of P2P guarantee and quality assurance obligation*	(162,455)

Ending balance	2,390,501

Schedule Of Quality Assurance Obligation And Receivables
The following table presents the Group’s quality assurance receivable as of December 31, 2019 and 2020:

	For the years ended December 31,
	2019	2020
Quality assurance receivable	4,459,145	1,345,068
Allowance for credit losses for quality assurance receivable	(809,503)	(223,514)

Quality assurance receivable, net	3,649,642	1,121,554

Summary of Aging of Past Due Quality Assurance Receivable	The following table presents quality assurance receivables based on type of borrowers and delinquency as of December 31, 2019 and 2020:

	1-89 days past due	90-119 days p ast due	120-149 days p ast due	150-179 days p ast due	Total past due	Current	Total quality assurance receivable
December 31, 2019
New borrowers	139,398	36,630	37,113	37,017	250,158	849,189	1,099,347
Repeat borrowers	297,150	75,880	73,682	70,154	516,866	2,842,932	3,359,798

Total	436,548	112,510	110,795	107,171	767,024	3,692,121	4,459,145

December 31, 2020
New borrowers	26,708	5,651	5,312	5,407	43,078	191,155	234,233
Repeat borrowers	70,819	25,745	22,647	15,388	134,599	976,236	1,110,835

Total	97,527	31,396	27,959	20,795	177,677	1,167,391	1,345,068

Schedule of Information about movement of quality assurance Receivable
The following table sets forth the movement in the allowance for credit losses for quality assurance receivable as of December 31, 2019 and 2020, respectively:

	For the years ended December 31,
	2019	2020
Beginning balance	1,097,188	809,503
Impact of adoption of ASC 326 (Note 2(b))	—	34,998
Provision/(reversal) for credit losses	210,520	(49,590)
Write-offs	(498,205)	(571,397)

Ending balance	809,503	223,514

Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Summary of Financial Information of VIE and its Subsidiaries
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs, which are included in the Group’s consolidated financial statements. Transactions between the VIEs and their subsidiaries are eliminated in the balances presented below:

	As of December 31,
	2019	2020
	RMB	RMB
Cash and cash equivalents	2,025,233	1,660,549
Restricted cash	2,620,706	2,694,514
Short-term investments	—	1,970,958
Accounts receivable	846,454	685,556
Quality assurance receivable	3,649,642	1,121,554
Property, equipment and software, net	103,444	67,010
Intangible assets	—	35,187
Right of Use assets	94,852	54,385
Loans and receivables, net of credit loss allowance for loans receivables	36,344	7,679
Investments	2,306,831	1,579,146
Deferred tax assets	122,920	149,511
Contract assets	20,555	—
Prepaid expenses and other assets	1,290,996	970,709

Total assets	13,117,977	10,996,758

Payable to platform customers	684,630	103,453
Quality assurance payable	4,776,153	—
Deferred guarantee income	—	1,259,396
Expected credit losses for quality assurance commitment	—	2,390,501
Payroll and welfare payable	115,540	132,955
Taxes payable	32,468	49,556
Short-term borrowings	85,000	—
Contract liabilities	50,166	—
Deferred tax liabilities	47,117	8,320
Leasing liabilities	84,284	42,775
Amounts due to related part y	3,189,663	2,153,925
Accrued expenses and other liabilities	237,802	472,446

Total liabilities	9,302,823	6,613,327

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net revenue	4,250,978	4,684,436	6,124,129
Net profit	1,604,530	661,808	1,230,402

Net cash provided by operating activities	1,356,887	74,977	467,054
Net cash used in (provided by) investing activities	(1,031,968)	367,903	(672,930)
Net cash used in (provided by) financing activities	1,043,899	108,972	(85,000)

Net decrease (increase) in cash, cash equivalents and restricted cash	1,368,818	551,852	(290,876)
Cash, cash equivalents and restricted cash at beginning of year	2,725,269	4,094,087	4,645,939

Cash, cash equivalents and restricted cash at end of year	4,094,087	4,645,939	4,355,063